Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Supplemental Cash Flow Information
23.	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2022	2021	2022	2021

Change in non-cash working capital
Accounts receivable	$12,630	$(6,858)	$(1,972)	$(7,070)
Accounts payable and accrued liabilities	(2,140)	859	(4,353)	(1,020)
Other	(3,125)	(1,804)	(2,228)	(1,685)

Total change in non-cash working capital	$7,365	$(7,803)	$(8,553)	$(9,775)
Non-Cash
Transactions – Termination of Convertible Note Receivable and
Non-Revolving
Term Loan
As more fully described in notes 13, 15 and 16, on February 18, 2022, the Company terminated the Kutcho Convertible Note and non-revolving
term loan in exchange for shares of Kutcho valued at $6.7 million in addition to certain other modifications to the Kutcho Early Deposit Agreement (Note 13).

Non-Cash
Transactions – Payment of Dividends Under DRIP
As more fully described in Note 19.2, during the six months ended June 30, 2022, the Company declared and paid dividends to its shareholders in the amount of $0.30 per common share for total dividends of $135 million. Approximately 14% of shareholders elected to have their dividends reinvested in common shares of the Company under the Company’s dividend reinvestment plan (“DRIP”). As a result, $117 million of dividend payments were made in cash and $18 million in common shares issued. For the comparable period in 2021, the Company declared and paid dividends to its shareholders in the amount of $0.27 per common share for total dividends of $122 million, with the payment being comprised of $104 million in cash and $18 million in common shares issued.
Cash and Cash Equivalents

	June 30	December 31
(in thousands)	2022	2021
Cash and cash equivalents comprised of:
Cash	$448,626	$126,053
Cash equivalents	-	99,992

Total cash and cash equivalents	$448,626	$226,045
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.